Summary of Significant Accounting Policies - Summary of Allowance for Doubtful Accounts, Sales Returns and Price Exceptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation And Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF YEAR	$ 50	$ 58
CHARGED TO COSTS AND EXPENSES	15	(8)
BALANCE AT END OF YEAR	65	50
CHARGED TO COSTS AND EXPENSES	106	35
WRITE-OFFS	0	0
Allowance for Sales Returns and Price Exceptions
Valuation And Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF YEAR	312	347
CHARGED TO COSTS AND EXPENSES	393	450
WRITE-OFFS	(485)	(485)
BALANCE AT END OF YEAR	$ 220	$ 312